Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2022, 2023 and 2024, financial instruments held by the Company are comprised of the following:

	December 31, 2022		December 31, 2023		December 31, 2024
Financial assets
Cash and cash equivalents	Ps.	12,371,464	Ps.	10,055,211	Ps.	13,466,027
Trade accounts receivables net		2,368,342		2,251,229		2,696,831
Derivative financial instruments		292,697		167,696		18,256
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	26,457,588	Ps.	31,255,588	Ps.	36,903,722
Current and long-term bank loans		7,887,749		9,312,108		11,086,157
Accounts payable (1)		2,696,573		2,743,873		3,241,369
Financial liabilities at Fair Value
Derivative financial instruments		51,205		26,990		11,490
Liabilities for assets in lease		61,625		52,691		40,041
(1)
Include suppliers, other suppliers, AMP and other accounts payable

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following tables presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2022, 2023 and 2024.

Balance of the trade account receivables as of December 31, 2022	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,244,320	Ps.	-	No
1 to 30 days past due	7.00%		87,863		6,174	No
31 to 60 days past due	17.30%		38,892		6,716	No
61 to 90 days past due	34.60%		15,526		5,369	No
More than 90 days past due	100%		97,221		97,221	Yes
Legal	100%		87,141		87,141	Yes
		Ps.	2,570,963	Ps.	202,621

Balance of the trade account receivables as of December 31, 2023	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,083,956	Ps.	-	No
1 to 30 days past due	3.50%		124,985		4,413	No
31 to 60 days past due	13.00%		48,939		6,354	No
61 to 90 days past due	16.90%		4,955		839	No
More than 90 days past due	100%		100,540		100,540	Yes
Legal	100%		79,090		79,090	Yes
		Ps.	2,442,465	Ps.	191,236

Balance of the trade account receivables as of December 31, 2024	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,500,049	Ps.	-	No
1 to 30 days past due	8.6%		157,478		13,554	No
31 to 60 days past due	27.20%		58,208		15,852	No
61 to 90 days past due	27.60%		14,497		3,994	No
More than 90 days past due	100%		40,618		40,618	Yes
Legal	100%		22,286		22,287	Yes
		Ps.	2,793,136	Ps.	96,305

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2024:

	December 31, 2024
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	6,598,000	Ps.	8,895,132	Ps.	16,993,132
Long-term debt securities (variable rate)			—		3,000,000		2,500,000		14,410,590		—		19,910,590
Fixed rate loans			—		—		—		3,871,246		232,008		4,103,254
Variable rate bank loans			—		1,560,659		5,422,244		—		—		6,982,903
Fixed rate interest	8.50%		11,369		521,884		1,028,697		4,670,789		1,284,763		7,517,502
Variable rate interest	8.94%		175,741		435,273		887,339		825,997		—		2,324,350
Cash flow hedges	6.04%		9,523		(223)		(369)		—		—		8,931
Trade accounts payable and other payables	N/A		612,169		1,742,326		—		—		—		2,354,495
AMP	N/A		—		—		704,612		—		—		704,612
'Liabilities for assets in lease	N/A		1,383		2,898		12,104		23,656		—		40,041
		Ps.	810,185	Ps.	7,262,817	Ps.	12,054,627	Ps.	30,400,278	Ps.	10,411,903	Ps.	60,939,810

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2024		Peso amounts at exchange rate of Ps. 20.2683 on December 31, 2024		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:	246,540		4,996,937		4,542,670		5,496,631
Cash and cash equivalents	25,967	Ps.	526,316	Ps.	478,470	Ps.	578,948
Trade accounts receivable	272,507		5,523,253		5,021,140		6,075,579

Financial liabilities:
Accounts payable	(61,465)		(1,245,793)		(1,132,540)		(1,370,373)
Bank loans	(306,447)		(6,211,157)		(5,646,506)		(6,832,272)
	(367,912)	Ps.	(7,456,950)	Ps.	(6,779,046)	Ps.	(8,202,645)
Net asset position	(95,405)	Ps.	(1,933,697)	Ps.	(1,757,906)	Ps.	(2,127,066)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and SOFR 1-month, respectively. If on the 2024 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2022, 2023 and 2024 would have been as follows:

	2022		2023		2024
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(240,679)	Ps.	(300,056)	Ps.	(326,275)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	240,679	Ps.	300,056	Ps.	326,275

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
Fixed-rate instruments

Financial liabilities	Ps.	(15,017,675)	Ps.	(18,798,036)	Ps.	(21,096,385)
Effect of interest rate swaps		(6,968,075)		(6,709,527)		(3,689,122)
	Ps.	(21,985,750)	Ps.	(25,507,563)	Ps.	(24,785,507)

Variable-rate instruments
Financial liabilities		(19,327,663)		(21,769,660)		(26,893,494)
Effect of interest rate swaps		6,968,075		6,709,527		3,689,122
	Ps.	(12,359,588)	Ps.	(15,060,133)	Ps.	(23,204,372)

Summary of Items Designated as Hedged Items

As of December 31, 2022, 2023 and 2024, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2022		2023		2024
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(44,898)	Ps.	(226,307)	Ps.	(116,064)
Cash Flow hedge reserve		130,624		60,720		(4,583)

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2022, 2023 and 2024, were as follows:

	2022		2023		2024
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	6,968,075	Ps.	6,709,527	Ps.	3,689,122
Carrying amount		130,624		60,720		(4,583)
Line item in the consolidated statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	123,197	Ps.	(120,038)	Ps.	(102,873)
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	21,040	Ps.	20,175	Ps.	9,583

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2022, 2023 and 2024:

	2022		2023		2024
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	29,658	Ps.	130,624	Ps.	60,720
Changes in fair value		123,197		(120,038)		(102,873)
Amount reclassified to profit or loss		21,040		20,175		9,583
Changes in deferred tax asset		(43,271)		29,959		27,987
Balance at December 31	Ps.	130,624	Ps.	60,720	Ps.	(4,583)

Summary of Decrease in Interbank Interest Rates (Basis Points)

The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures, but opposite.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)
Total effect on fair value		Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2022		2023		2024
Shareholders’ equity –controlling interest	Ps.	18,638,866	Ps.	19,781,783	Ps.	22,345,799
Total liabilities		40,677,296		46,500,212		57,031,334
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.5		0.4		0.4